THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON 2/11/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST FOR CONFIDENTIAL TREATMENT
EXPIRED ON 1/1/01.

                     UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Capital Research and Management Company
Address: 333 South Hope Street, 55th Floor
         Los Angeles, California  90071-1447

Form 13F File Number: 28-157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul G. Haaga, Jr.
Title: Executive Vice President
Phone: 213/486-9216

Signature, Place, and Date of Signing:

Paul G. Haaga, Jr.*   Los Angeles, California      9/4/01
--------------------  ---------------------------  ----------
[Signature]           [City, State]                [Date]

*By:  /s/ Anna Jacobs Griffith
      ------------------------
       Anna Jacobs Griffith
       Attorney-in-fact

Signed pursuant to a Power of Attorney dated December 19, 2000 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Capital Research and
Management Company on February 9, 2001 with respect to 3COM
Corporation Information Services, Inc.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name

     28-218                     The Capital Group Companies, Inc.

                       Form 13F SUMMARY PAGE

     Report Summary:


     Number of Other Included Managers:        1

     Form 13F Information Table Entry Total:   75

     Form 13F Information Table Value Total:   $1761733
                                               -----------
                                                (thousands)

      Pursuant to regulation section 240.24b-2, certain confidential material has been filed with the Secretary of the Securities and Exchange Commission for non-public treatment.

     List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number      Name

     1     28-218                    The Capital Group Companies, Inc.

CAPITAL RESEARCH AND MANAGEMENT COMPANY             FORM 13F INFORMATION TABLE                                      DEC 31, 1999

              COLUMN 1 & COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7*       COLUMN 8
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
      NAME OF ISSUER/TITLE OF CLASS       CUSIP    VALUE     SHRS OR      SH/ PUT/ INVESTMENT OTHER
   (COMMON UNLESS OTHERWISE INDICATED)             (x$1000)  PRN AMT      PRN CALL DISCRETION MGRS      SOLE     SHARED     NONE
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
AETHER SYSTEMS INC                       00808V105 $    6575        91800 SH       DEFINED     1                            91800
AGILENT TECHNOLOGIES INC                 00846U101    112103      1450000 SH       DEFINED     1                          1450000
AIRGATE PCS INC                          009367103     11974       227000 SH       DEFINED     1                           227000
AMERISOURCE HEALTH CORP CL A             03071P102     15947      1050000 SH       DEFINED     1                          1050000
AURORA BIOSCIENCES CORP                  051920106      5963       225000 SH       DEFINED     1                           225000
BALTIMORE TECHNOLOGIES PLC ADR           059284109      8800       100000 SH       DEFINED     1                           100000
BOYDS COLLECTION LTD                     103354106      9169      1321600 SH       DEFINED     1                          1321600
CALIPER TECHNOLOGIES CORP                130876105     11975       179400 SH       DEFINED     1                           179400
CANADIAN OCCIDENTAL PETROLEUM LTD C$     136420106     43361      2200000 SH       DEFINED     1                          2200000
CEMEX CPO AMER DEP WTS 0.2:1 @MXN 6.20   151290871      1492       361763 SH       DEFINED     1                           361763
  EXP 12/13/02
CHINA.COM CORP CL A                      169370905     10567       134400 SH       DEFINED     1                           134400
CLASSIC COMMUNICATIONS INC CL A          182728204     11170       305500 SH       DEFINED     1                           305500
COASTAL CORP                             190441105     56700      1600000 SH       DEFINED     1                          1600000
COLT TELECOM GROUP SPON ADR              196877104     69615       341250 SH       DEFINED     1                           341250
CONTINENTAL AIR CL B                     210795308    122697      2765000 SH       DEFINED     1                          2765000
CYSIVE INC                               23281T108      4684        65000 SH       DEFINED     1                            65000
DISNEY WALT CO (THE)-GO.COM COMMON       254687205     28652      1203245 SH       DEFINED     1                          1203245
EASTERN ENTERPRISES                      27637F100     17231       300000 SH       DEFINED     1                           300000
EBENX INC                                278668108      5027       111100 SH       DEFINED     1                           111100
ECOLLEGE.COM INC                         27887E100      3281       300000 SH       DEFINED     1                           300000
ELBIT LTD                                284275104      8487       479800 SH       DEFINED     1                           479800
EXAR CORP                                300645108     27318       464000 SH       DEFINED     1                           464000
EXPEDITORS INTL WASH                     302130109     19716       450000 SH       DEFINED     1                           450000
FAIRCHILD SEMICONDUCTOR CORP CL A        303726103      4409       148200 SH       DEFINED     1                           148200
FEDERAL AGRICULTURAL MORTGAGE CORP CL C  313148306      4201       208100 SH       DEFINED     1                           208100
FINISAR CORP                             31787A101      2957        32900 SH       DEFINED     1                            32900
FLOWERS INDUSTRIES                       343496105     28369      1780000 SH       DEFINED     1                          1780000
GENOME THERAPEUTICS                      372430108      7471       463300 SH       DEFINED     1                           463300
GLOBESPAN INC                            379571102      4559        70000 SH       DEFINED     1                            70000
GTR GROUP INC C$                         362368102      6360      2358000 SH       DEFINED     1                          2358000
HSB GROUP INC                            40428N109     48183      1425000 SH       DEFINED     1                          1425000
INTERNAP NETWORK SERVICES CORP           45885A102     11608        67100 SH       DEFINED     1                            67100
INTERNET GOLD-GOLDEN LINES               460960909      3473       156100 SH       DEFINED     1                           156100
INTERTRUST TECHNOLOGIES CORP             46113Q109      3529        30000 SH       DEFINED     1                            30000
JOHNS MANVILLE CORP                      478129109      2982       213000 SH       DEFINED     1                           213000
KOREA THRUNET A CO LTD                   50063R901      2699        39770 SH       DEFINED     1                            39770
LAUNCH MEDIA INC                         518567102      7389       390200 SH       DEFINED     1                           390200
LOCKHEED MARTIN CORP                     539830109    254625     11640000 SH       DEFINED     1                         11640000
LYNX THERAPEUTICS INC                    551812308      2752        85000 SH       DEFINED     1                            85000
MEDICALOGIC INC                          584642102       550        26200 SH       DEFINED     1                            26200
MEDQUIST INC                             584949101      6840       265000 SH       DEFINED     1                           265000
METALINK LTD                             591232905      1249        61300 SH       DEFINED     1                            61300
MIAMI COMPUTER SUPPLY                    593261100      5127       138100 SH       DEFINED     1                           138100
MICROS SYSTEMS INC                       594901100     11100       150000 SH       DEFINED     1                           150000
NANOGEN INC                              630075109      2844       130000 SH       DEFINED     1                           130000
NDS GROUP PLC A ADS                      628891103      6219       203900 SH       DEFINED     1                           203900
ONDISPLAY INC                            68232L100      2445        26900 SH       DEFINED     1                            26900
OPENTV A                                 683477905     11147       138900 SH       DEFINED     1                           138900
POLYMEDICA CORP                          731738100      9250       400000 SH       DEFINED     1                           400000
PREVIEW TRAVEL INC                       74137R101     35184       675000 SH       DEFINED     1                           675000
RADIO UNICA COMMUNICATIONS CORP          75040Q106     11550       400000 SH       DEFINED     1                           400000
RAZORFISH INC CL A                       755236106     10939       115000 SH       DEFINED     1                           115000
REDBACK NETWORKS                         757209101     71000       400000 SH       DEFINED     1                           400000
RESEARCH IN MOTION LTD C$                760975102     56506      1225000 SH       DEFINED     1                          1225000
S3 INC                                   784849101      8672       750000 SH       DEFINED     1                           750000
SCIQUEST.COM INC                         80908Q107     37405       470500 SH       DEFINED     1                           470500
SKYWEST INC                              830879102     20440       730000 SH       DEFINED     1                           730000
TECHNOLOGY SOLUTIONS                     87872T108     23416       715000 SH       DEFINED     1                           715000
TECNOMATIX TECHNOLOGIES LTD              878756907       863        30000 SH       DEFINED     1                            30000
TELE NORTE CELULAR PARTICIPACOES PN ADR  87924Y105      1073        25000 SH       DEFINED     1                            25000
TELECORP PCS INC CL A                    879299105     30970       815000 SH       DEFINED     1                           815000
TELEDYNE TECHNOLOGIES INC                879360105     12517      1326282 SH       DEFINED     1                          1326282
TELEMIG CELULAR PARTICIPACOES PN ADR     87944E105     28830       624200 SH       DEFINED     1                           624200
TOLLGRADE COMMUNICATIONS INC             889542106      4692       136000 SH       DEFINED     1                           136000
TOSCO CORP NEW                           891490302     13594       500000 SH       DEFINED     1                           500000
TRITEL INC CL A                          89675X104     34460      1087500 SH       DEFINED     1                          1087500
TRITON PCS HOLDINGS INC CL A             89677M106      4778       105000 SH       DEFINED     1                           105000
UNITED RENTALS INC                       911363109     15413       900000 SH       DEFINED     1                           900000
VEECO INSTRUMENTS INC                    922417100      7724       165000 SH       DEFINED     1                           165000
VIRATA CORP                              927646109       896        30000 SH       DEFINED     1                            30000
VITESSE SEMICONDUCTR                     928497106    251700      4800000 SH       DEFINED     1                          4800000
WATER PIK TECHNOLOGIES INC               94113U100      1008       105360 SH       DEFINED     1                           105360
WESTPOINT STEVENS INC                    961238102      5250       300000 SH       DEFINED     1                           300000
WRIGLEY WM JR CO                         982526105       664         8000 SH       DEFINED     1                             8000
ZIFF-DAVIS INC - ZDNET VAR VTG SHS       989511209      7350       350000 SH       DEFINED     1                           350000

                                                -----------------
                                         GRAND  $    1761733


*  INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC FOR ALL PURPOSES OTHER THAN FORM 13F